Prospectus and Statement of Additional Information (SAI) Supplement – March 11, 2013*

Fund	Prospectuses dated	SAI dated
Columbia Active Portfolios – Diversified Equity Income Fund	October 1, 2012	February 28, 2013

Columbia Diversified Equity Income Fund	October 1, 2012	February 28, 2013

Columbia Dividend Opportunity Fund	October 1, 2012	February 28, 2013

Columbia Equity Value Fund	July 1, 2012 & February 28, 2013	February 28, 2013

Columbia Mid Cap Value Opportunity Fund	October 1, 2012	February 28, 2013

Effective March 11, 2013, the following changes are hereby made to the Fund’s prospectuses and SAI:

The following portfolio manager is hereby added under the caption “Fund Management” in the “Summary of the Fund” section of the prospectuses:

Portfolio Manager	Title	Managed Fund Since
Dean A. Ramos, CFA	Portfolio Manager	March 2013

The rest of this section remains the same.

The following portfolio manager is hereby added under the caption “Investment Manager” in the “More Information About the Fund – Fund Management and Compensation” section of the prospectuses:

Portfolio Manager	Title	Managed Fund Since
Dean A. Ramos, CFA	Portfolio Manager	March 2013

Dean A. Ramos, CFA, Co-manager. Service with the Fund since March 2013.

Associate Portfolio Manager of the Investment Manager. Associated with the Investment Manager as an investment professional since 2000. Mr. Ramos began his investment career in 1992 and earned a B.S. and M.B.A. from the University of Minnesota.

The rest of this section remains the same.

The following information is hereby added to, Table 17. Portfolio Managers, in the section entitled “Service Providers – Investment Management Services” in the SAI for the above mentioned funds:

Fund	Portfolio Manager	Other Accounts Managed (excluding the fund)			Ownership of Fund Shares		Potential Conflicts of Interest	Structure of Compensation
		Number and Type of account(a)	Approximate Total Net Assets	Performance Based Accounts(b)
For funds with fiscal period ending February 28
Columbia Equity Value	Dean Ramos(c)	10 other accounts	$1.78 million	None	None		(2)	(13)

For funds with fiscal period ending May 31
Columbia Active Portfolios – Diversified Equity Income	Dean Ramos(c)	10 other accounts	$1.78 million	None	None

							(2)	(13)

Columbia Diversified Equity Income	Dean Ramos(c)	10 other accounts	$1.78 million	None	None
							(2)	(13)

Columbia Dividend Opportunity	Dean Ramos(c)	10 other accounts	$1.78 million	None	None	(d)
							(2)	(13)

Columbia Mid Cap Value Opportunity	Dean Ramos(c)	10 other accounts	$1.78 million	None	None
							(2)	(13)

(a)   RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(b)   Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c)   The portfolio manager began managing the fund after its fiscal year end; reporting information is provided as of January 31, 2013.

(d)   The portfolio manager holds investments in notional shares of the fund in the range of $10,001-$50,000.

The rest of this section remains the same.

Shareholders should retain this supplement for future reference.

*Valid until next update.

S-6400-56 A (3/13)